Other Operating Income (expenses) - (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of other provisions [line items]
Corrective claims - CIR		€ 2,863
Proceeds - Disposals of fixed assets	€ 9
Accrued income from Abbott - payroll taxes				€ 68
Reversal of provisions	0	2,377		574	€ 358
Reversal of restructuring expenses		43
Reversal of impairment on the carry back receivable	333		$ 0.3
Total other operating income	2,720	2,905		68
Provision for risk on payroll taxes	51	90		123
Restructuring expenses				(1,096)
Impairment of tax loss carry back		(333)
CIR provision	(137)	(1,804)
IPO costs and follow-on offering	(952)	(2,881)		(323)
Total other operating expenses	3,364	5,108		1,541
Other operating income (expenses)	(644)	(2,202)		(1,475)
CIR 2013-2015
Disclosure of other provisions [line items]
Reversal of provisions	1,497	1,497		358	€ 358
Accrued expenses to be paid to the tax authorities	1,584
CIR provision	(1,100)
CIR 2017
Disclosure of other provisions [line items]
Reversal of provisions	880	€ 880		€ 216
Waiver Claim	640
CIR provision	€ (700)